Right of use assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Right of use assets
18. Right of use assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2020	821	22	123	966

Exchange adjustments	(11)	1	1	(9)

Additions	119	2	66	187

Depreciation	(152)	(5)	(68)	(225)

Disposals	(73)	(2)	(9)	(84)

Impairments	(3)	–	–	(3)

Reclassifications	(2)	–	–	(2)
Net book value at 31 December 2020	699	18	113	830

Exchange adjustments	(9)	(1)	(5)	(15)

Additions	152	1	62	215

Depreciation	(149)	(5)	(59)	(213)

Disposals	(53)	(4)	(13)	(70)
Impairments	(7)	–	–	(7)
Net book value at 31 December 2021	633	9	98	740
The total cash outflow for leases amounted to £215 million. The Group has entered into lease contracts that have not yet commenced. The nominal value of estimated future lease payments under these lease contracts approximates £60 million as of 31 December 2021. These contracts mainly concern the relocation of the US Corporate headquarters, with a lease period between 2022 and
2029.
An analysis of lease liabilities is set out in Note 29, ‘Net debt’.